CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
REVENUES
Revenues from mining operations (Note 19)		$ 2,494,892	$ 2,191,221
COSTS, EXPENSES AND OTHER INCOME
Production(i)	[1]	1,247,705	1,160,355
Exploration and corporate development		104,779	137,670
Amortization of property, plant and mine development (Note 10)		546,057	553,933
General and administrative		120,987	124,873
Finance costs (Note 14)		105,082	96,567
(Gain) loss on derivative financial instruments (Note 21)		(17,124)	6,065
Environmental remediation (Note 12)		2,804	14,420
Impairment (reversal) loss (Note 24)		(345,821)	389,693
Foreign currency translation loss		4,850	1,991
Other income (Note 22)		(13,169)	(35,294)
Income (loss) before income and mining taxes		738,742	(259,052)
Income and mining taxes expense (Note 25)		265,576	67,649
Net income (loss) for the year		$ 473,166	$ (326,701)
Net income (loss) per share - basic (Note 16)		$ 2.00	$ (1.40)
Net income (loss) per share - diluted (Note 16)		1.99	(1.40)
Cash dividends declared per common share		$ 0.55	$ 0.44

[1]	Exclusive of amortization, which is shown separately.